Audit Information	12 Months Ended
Dec. 31, 2025
Audit Information [Abstract]
Auditor Name	PRICE WATERHOUSE & Co. S.R.L.
Auditor Location	Buenos Aires, Argentina
Auditor Firm ID	1349